SEGMENT REPORTING	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 19—SEGMENT REPORTING

We disclose the results of each of our reportable segments in accordance with ASC 280, Segment Reporting. Each of the reportable segments is separately managed by a senior executive who is a member of our Executive Committee (“EXCOM”).  EXCOM is led by our Chief Executive Officer, who is the chief operating decision maker. Discrete financial information is available for each of the segments, and the EXCOM uses the operating results of each of the reportable segments for performance evaluation and resource allocation.

We manage reportable segments along geographic lines consisting of (1) AEA, (2) MEA and (3) ASA. We also report certain corporate and other non-operating activities under the heading “Corporate and Other.” Corporate and Other primarily reflects costs that are not allocated to our reportable segments.

In the first quarter of 2017, we implemented certain changes to our financial reporting structure. Corporate expenses, certain centrally managed initiatives (such as restructuring charges), impairments, year-end MTM pension actuarial gains and losses, costs not attributable to a particular reportable segment and unallocated direct operating expenses associated with the underutilization of vessels, fabrication facilities and engineering resources, are no longer apportioned to our reportable segments. Those expenses are reported under “Corporate and Other.”

We account for intersegment sales at prices that we generally establish by reference to similar transactions with unaffiliated customers. Reportable segments are measured based on operating income, which is defined as revenues reduced by total costs and expenses and equity in loss of unconsolidated affiliates.

1. Information about Operations:

	Year Ended December 31,
	2016	2015	2014
	(In thousands)
Revenues (1):
AEA	$285,988	$478,800	$567,608
MEA	1,241,591	1,134,555	795,666
ASA	1,108,404	1,456,920	937,615
Total revenues:	$2,635,983	$3,070,275	$2,300,889

Income (loss) before provision for income taxes:
Operating income (loss) (2)
AEA	$51,129	$52,918	$(65,565)
MEA	209,401	146,866	47,863
ASA	97,963	123,718	90,838
Segment operating income	358,493	323,502	73,136
Corporate and Other	(216,240)	(210,820)	(56,734)
Total operating income	$142,253	$112,682	$16,402
Interest expense, net	(58,871)	(50,058)	(60,877)
Other non-operating income (expense), net	(1,067)	1,986	7,002
Income (loss) before provision for income taxes	$82,315	$64,610	$(37,473)

Capital expenditures (3):
AEA	$16,667	$13,715	$53,431
MEA	18,564	28,328	99,974
ASA	190,260	60,220	154,735
Corporate and Other	2,588	588	13,047
Total capital expenditures:	$228,079	$102,851	$321,187

Depreciation and amortization:
AEA	$26,924	$43,006	$34,494
MEA	24,268	30,567	31,876
ASA	30,314	16,880	19,020
Corporate and Other	8,376	9,881	7,795
Total depreciation and amortization:	$89,882	$100,334	$93,185

Drydock amortization
AEA	$9,905	$12,554	$11,453
MEA	1,975	2,089	2,011
ASA	915	3,304	6,255
Total drydock amortization	$12,795	$17,947	$19,719

(1)	Intercompany transactions were not significant during 2016, 2015 and 2014.
(2)

The 2016 and 2015 Corporate and Other operating results include $55 million and $7 million of impairment, respectively. The 2014 Corporate and Other operating results include $11 million of improvements to the cancellation cost estimate included in the $38 million vessel impairment charge recognized in 2013. See Note 13, Fair Value Measurements, for further discussion.

(3)

Total capital expenditures represent expenditures for which cash payments were made during the period. Capital expenditures for 2016, 2015 and 2014 include $4 million, $14 million and $27 million of cash payments for accrued capital expenditures outstanding as of December 31, 2015, 2014 and 2013, respectively.

2. Information about our most significant Customers

Our significant customers by segments during 2016, 2015 and 2014, were as follows:

	% of
	Consolidated	Reportable
	Revenues	Segment
Year Ended December 31, 2016:
Inpex Operations Australia Pty Ltd	33%	ASA
Saudi Aramco	26%	MEA
RasGas Company Limited	12%	MEA
Year Ended December 31, 2015:
Inpex Operations Australia Pty Ltd	36%	ASA
Saudi Aramco	28%	MEA
Year Ended December 31, 2014:
Saudi Aramco	27%	MEA
Inpex Operations Australia Pty Ltd	25%	ASA

3. Information about our Service Lines and Operations in Different Geographic Areas:

	Year Ended December 31,
	2016	2015	2014
	(In thousands)
Service line revenues:
Installation Operations	$1,074,069	$1,256,412	$1,041,525
Procurement Activities	879,222	1,123,329	677,734
Project Services and Engineering Operations	356,781	416,906	314,776
Fabrication Operations	325,911	273,628	266,854
	$2,635,983	$3,070,275	$2,300,889

Geographic revenues:
Australia	$881,812	$1,157,723	$614,164
Saudi Arabia	767,119	900,483	616,659
Qatar	419,963	46,873	-
Mexico	112,484	247,859	130,642
Russia	108,392	-	-
United States	95,996	32,858	148,606
Trinidad	67,757	-	-
India	56,027	-	-
United Arab Emirates	54,392	185,606	57,249
Malaysia	22,637	-	98,004
Indonesia	21,726	54,288	150,205
Brunei	-	237,337	-
Brazil	6,449	183,656	290,561
Azerbaijan	-	-	111,382
Other countries	21,229	23,592	83,417
	$2,635,983	$3,070,275	$2,300,889

4. Information about our Segment Assets and Property, Plant and Equipment by Country:

	Year Ended December 31,
	2016	2015
	(In thousands)
Segment assets:
AEA	$727,328	$896,822
MEA	907,936	971,170
ASA	976,470	774,365
Corporate and Other	610,496	744,719
Total assets	$3,222,230	$3,387,076

Property, plant and equipment, net(1):
Australia	$626,605	$-
Mexico	603,185	96,090
United Arab Emirates	318,822	341,502
United States	27,482	561,990
Saudi Arabia	22,608	4,522
Indonesia	73,213	521,922
India	10,666	307
Malaysia	2,457	49,609
Brazil	170	31,765
Other countries	2,093	3,152
Total property, plant and equipment, net	$1,687,301	$1,610,859

(1)	Our marine vessels are included in the country in which they were located as of year-end.

5. Information about our Unconsolidated Affiliates:

	Year Ended December 31,
	2016	2015	2014
	(In thousands)
Equity in loss of unconsolidated affiliates:
AEA	$(5,082)	$(6,255)	$4,829
MEA	-	(94)	(2,668)
ASA	1,167	(15,137)	(10,009)
Corporate and Other	(175)	-	-
Total equity in loss of unconsolidated affiliates:	$(4,090)	$(21,486)	$(7,848)

Investments in unconsolidated affiliates:
AEA	$2,449	$1,540
ASA	14,064	24,327
Corporate and Other	510	684
Total investments in unconsolidated affiliates	$17,023	$26,551

Our consolidated balance sheets include accounts receivable attributable to our unconsolidated affiliates of approximately $17 million and $13 million as of December 31, 2016 and 2015, respectively.